Fair Value Measurements - Schedule of simulation model for the private placement warrants and public warrants (Details)	Dec. 31, 2021 d
Fair value of underlying instrument
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Output	2.43
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Output	1.22
Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Output	4.7
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Output	65.0
Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Output	0